Shareholder's Interest (Schedule Of Assumptions Used In Fair Value Calculation) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Parent Company [Member] | Minimum [Member]
Member's Interest [Abstract]
Expected volatility, minimum		71.00%	67.00%
Expected life in years		6 years 3 months 18 days	6 years 3 months 18 days
Risk-free interest rate, minimum		0.97%	1.22%
Dividend yield		0.00%	0.00%
Parent Company [Member] | Maximum [Member]
Member's Interest [Abstract]
Expected volatility, maximum		77.00%	67.00%
Expected life in years		6 years 6 months	6 years 6 months
Risk-free interest rate, maximum		1.55%	2.37%
Dividend yield		0.00%	0.00%
CCOH [Member] | Minimum [Member]
Member's Interest [Abstract]
Expected volatility, minimum	55.00%	54.00%	57.00%
Expected life in years	6 years 3 months 18 days	6 years 3 months 18 days	6 years 4 months 18 days
Risk-free interest rate, minimum	1.05%	0.92%	1.26%
Dividend yield	0.00%	0.00%	0.00%
CCOH [Member] | Maximum [Member]
Member's Interest [Abstract]
Expected volatility, maximum	56.00%	56.00%	57.00%
Expected life in years	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days
Risk-free interest rate, maximum	2.19%	1.48%	2.75%
Dividend yield	0.00%	0.00%	0.00%